3. Acquisition of subsidiary	3 Months Ended
Mar. 31, 2014
Notes to Financial Statements
Note 3. Acquisition of subsidiary

Effective January 1, 2013, the Company acquired 100% of the share capital of Shoal Media Inc., an Anguillian corporation from Mr. T. M. Williams, a related party, for $6,820. The Company accounted for the transaction as an asset acquisition. The net assets of Shoal Media Inc. were as follows:

January 1, 2013

Assets
Current assets:
Cash	$5,590
Total Current Assets	$5,590

Liabilities
Current liabilities:
Accounts payable	$-
Total Current Liabilities	$-

Net Assets	$5,590